Description of the Plan (Details) - EBP 006 [Member] - USD ($)	12 Months Ended		53 Months Ended	91 Months Ended	96 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 31, 2021	Dec. 31, 2013
Description of the Plan [Abstract]
Automatic enrollment default contribution rate			6.00%	4.00%	2.00%
Automatic deductions percentage	10.00%
Employee contributions vesting percentage	100.00%
Employer contributions vesting percentage	100.00%
Eligible compensation percentage	100.00%
Percentage of employee compensation contributed to plan	4.00%
Dividends (in Dollars)	$ 2,016
Borrowing percentage	50.00%		50.00%
Maximum borrowing amount (in Dollars)	$ 50,000		$ 50,000
Minimum borrowing amount (in Dollars)	$ 1,000		$ 1,000
Interest rate	1.50%
Loan repayment period	90 days
Fidelity Management Trust Company [Member]
Description of the Plan [Abstract]
Revenue credits received (in Dollars)	$ 32,891
Revenue credit program amount (in Dollars)	$ 67,438	$ 32,531
Minimum [Member]
Description of the Plan [Abstract]
Automatic enrollment annual increase rate	1.00%
Participants in-service withdrawal age limit	59.5
Loan repayment term	1 year
Interest rates on loans outstanding	4.75%	4.75%	4.75%
Participants vested account balance threshold amount receive lump-sum cash payment (in Dollars)	$ 7,000		$ 7,000
Participants vested account balance threshold amount to elect mode of benefit distribution option (in Dollars)	$ 1,000		$ 1,000
Maximum [Member]
Description of the Plan [Abstract]
Loan repayment term	5 years
Interest rates on loans outstanding	10.00%	10.00%	10.00%
Participants vested account balance threshold amount to elect mode of benefit distribution option (in Dollars)	$ 7,000		$ 7,000
Participants vested account balance threshold amount to receive equal vested balance benefit (in Dollars)	$ 1,000		$ 1,000